1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

COREY F. ROSE

corey.rose@dechert.com
+1 202 261 3314 Direct
+1 202 261 3158 Fax

September 15, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   The Hartford Mutual Funds II, Inc. — Registration Statement on Form N-14 (File No. 333-212807)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares of Hartford Schroders Emerging Markets Debt and Currency Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Income Builder Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders International Stock Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders US Small Cap Opportunities Fund, and Hartford Schroders US Small/Mid Cap Opportunities Fund, each a series of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(b) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.             that the form of prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s registration statement filed on Form N-14 under the Securities Act (the “Amendment”) filed on September 9, 2016; and

2.             that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 9, 2016.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 202.261.3314.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:           John V. O’Hanlon, Esq.

Alice A. Pellegrino, Esq.